Basis of Presentation and General Information (Details)	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Jul. 11, 2014 USD ($) $ / shares shares	Nov. 05, 2014	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Aug. 19, 2014
Vessels [Line Items]
Date of Incorporation				Dec. 13, 2006
Payments to acquire property plant and equipment				$ 473,917,000	$ 518,447,000	$ 127,814,000
Write-off of deferred finance costs		$ 3,003,000
Average closing market price | $ / shares		$ 11.854
Acquisition related costs		$ 9,364,000
Shares to acquire business | shares		54,104,200
Daily Management Fee				750
Share based compensation		$ 1,808,000		$ 2,684,000	5,834,000	1,488,000
Heron Convertible Loan
Vessels [Line Items]
Convertible loan receivable, outstanding amount		23,680,000
Conversion ratio			0.5
Write off, Loan receivable		23,680,000
Convertible loan receivable, outstanding amount net of write-offs		0
Vessels in operation
Vessels [Line Items]
Assets fair value adjustment		79,465,000
Vessels under construction
Vessels [Line Items]
Assets fair value adjustment		$ 158,523,000
Kamsarmax vessels
Vessels [Line Items]
Number of vessels acquired							14
Star Angelina
Vessels [Line Items]
DWT	82,981			82,981
Year Built				2006
Star Gwyneth
Vessels [Line Items]
DWT	82,790			82,790
Year Built				2006
ABYO Oprah
Vessels [Line Items]
DWT		82,551
ABYO Audrey
Vessels [Line Items]
DWT		175,125
Astakos
Vessels [Line Items]
DWT	58,722			58,722
Year Built				2012
Serenity I
Vessels [Line Items]
DWT	53,688			53,688
Daily Management Fee	$ 500
Year Built				2006
Above market time charters | Madredeus and Amami
Vessels [Line Items]
Above market time charters		$ 1,967,000
Number of time charters		2
Oceanbulk
Vessels [Line Items]
Shares to acquire business | shares		48,395,766
Oceanbulk | Vessels in operation
Vessels [Line Items]
Number of vessels acquired		12
Oceanbulk | Vessels under construction
Vessels [Line Items]
Number of contracts for Newbuildings acquired		25
Heron Ventures Ltd
Vessels [Line Items]
Payments to acquire property plant and equipment					25,000,000
Shares to acquire vessels | shares		2,115,706
Value of common shares issued for acquisition of Heron Vessels					25,080,000
Heron Ventures Ltd | Kamsarmax vessels
Vessels [Line Items]
Number of vessels acquired		2
Pappas Companies
Vessels [Line Items]
Shares to acquire business | shares		3,592,728
Business combination adjustments
Vessels [Line Items]
Interest expense					1,816,000	$ 1,412,000
Acquisition related costs					$ 12,757,000
Significant charterers
Vessels [Line Items]
Accounts receivable	$ 456,000			$ 456,000